Distribution Date:	10/18/21	UBS Commercial Mortgage Trust 2017-C4
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	4		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	5		1285 Avenue of the Americas, | New York, NY 10019
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-17	Special Servicer	Situs Holdings, LLC
Principal Prepayment Detail	18		Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	19		2 Embarcadero Center 8th Floor, | San Francisco, CA 94111
Delinquency Loan Detail	20	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	21		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	22		PO Box 4839, | Greenwich, CT 06831
Specially Serviced Loan Detail - Part 2	23-24	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28		General Contact	(302) 636-4140
Supplemental Notes	29		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90276RBA5	2.129000%	29,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276RBB3	3.147000%	59,394,000.00	59,316,976.91	718,105.91	155,558.77	0.00	0.00	873,664.68	58,598,871.00	31.16%	30.00%
A-SB	90276RBC1	3.366000%	40,741,000.00	40,741,000.00	0.00	114,278.51	0.00	0.00	114,278.51	40,741,000.00	31.16%	30.00%
A-3	90276RBD9	3.301000%	198,022,000.00	198,022,000.00	0.00	544,725.52	0.00	0.00	544,725.52	198,022,000.00	31.16%	30.00%
A-4	90276RBE7	3.563000%	244,980,000.00	244,980,000.00	0.00	727,386.45	0.00	0.00	727,386.45	244,980,000.00	31.16%	30.00%
A-S	90276RBH0	3.836000%	85,926,000.00	85,926,000.00	0.00	274,676.78	0.00	0.00	274,676.78	85,926,000.00	20.25%	19.50%
B	90276RBJ6	4.239000%	31,711,000.00	31,711,000.00	0.00	112,019.11	0.00	0.00	112,019.11	31,711,000.00	16.23%	15.63%
C	90276RBK3	4.445663%	31,710,000.00	31,710,000.00	0.00	117,476.66	0.00	0.00	117,476.66	31,710,000.00	12.20%	11.75%
D	90276RAL2	2.900000%	37,848,000.00	37,848,000.00	0.00	91,466.00	0.00	0.00	91,466.00	37,848,000.00	7.40%	7.13%
E	90276RAN8	3.330000%	16,367,000.00	16,367,000.00	0.00	45,418.43	0.00	0.00	45,418.43	16,367,000.00	5.32%	5.13%
F	90276RAQ1	3.330000%	8,184,000.00	8,184,000.00	0.00	22,710.60	0.00	0.00	22,710.60	8,184,000.00	4.28%	4.13%
G	90276RAS7	3.330000%	20,458,000.00	20,458,000.00	0.00	54,868.81	0.00	0.00	54,868.81	20,458,000.00	1.69%	1.63%
NR*	90276RAU2	3.330000%	13,298,557.00	13,298,557.00	0.00	0.00	0.00	0.00	0.00	13,298,557.00	0.00%	0.00%
Z	90276RAX6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276RAY4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			818,339,557.02	788,562,533.91	718,105.91	2,260,585.64	0.00	0.00	2,978,691.55	787,844,428.00

Notional Certificates
X-A	90276RBF4	1.038417%	572,837,000.00	543,059,976.91	0.00	469,935.65	0.00	0.00	469,935.65	542,341,871.00
X-B	90276RBG2	0.394648%	149,347,000.00	149,347,000.00	0.00	49,116.20	0.00	0.00	49,116.20	149,347,000.00
X-D	90276RAA6	1.545663%	37,848,000.00	37,848,000.00	0.00	48,750.22	0.00	0.00	48,750.22	37,848,000.00
X-E	90276RAC2	1.115663%	16,367,000.00	16,367,000.00	0.00	15,216.72	0.00	0.00	15,216.72	16,367,000.00
X-F	90276RAE8	1.115663%	8,184,000.00	8,184,000.00	0.00	7,608.82	0.00	0.00	7,608.82	8,184,000.00
X-G	90276RAG3	1.115663%	20,458,000.00	20,458,000.00	0.00	19,020.20	0.00	0.00	19,020.20	20,458,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-NR	90276RAJ7	1.115663%	13,298,557.00	13,298,557.00	0.00	12,363.93	0.00	0.00	12,363.93	13,298,557.00
Notional SubTotal			818,339,557.00	788,562,533.91	0.00	622,011.74	0.00	0.00	622,011.74	787,844,428.00

Deal Distribution Total					718,105.91	2,882,597.38	0.00	0.00	3,600,703.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276RBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276RBB3	998.70318399	12.09054635	2.61909907	0.00000000	0.00000000	0.00000000	0.00000000	14.70964542	986.61263764
A-SB	90276RBC1	1,000.00000000	0.00000000	2.80500012	0.00000000	0.00000000	0.00000000	0.00000000	2.80500012	1,000.00000000
A-3	90276RBD9	1,000.00000000	0.00000000	2.75083334	0.00000000	0.00000000	0.00000000	0.00000000	2.75083334	1,000.00000000
A-4	90276RBE7	1,000.00000000	0.00000000	2.96916667	0.00000000	0.00000000	0.00000000	0.00000000	2.96916667	1,000.00000000
A-S	90276RBH0	1,000.00000000	0.00000000	3.19666667	0.00000000	0.00000000	0.00000000	0.00000000	3.19666667	1,000.00000000
B	90276RBJ6	1,000.00000000	0.00000000	3.53250008	0.00000000	0.00000000	0.00000000	0.00000000	3.53250008	1,000.00000000
C	90276RBK3	1,000.00000000	0.00000000	3.70471965	0.00000000	0.00000000	0.00000000	0.00000000	3.70471965	1,000.00000000
D	90276RAL2	1,000.00000000	0.00000000	2.41666667	0.00000000	0.00000000	0.00000000	0.00000000	2.41666667	1,000.00000000
E	90276RAN8	1,000.00000000	0.00000000	2.77500031	0.00000000	0.00000000	0.00000000	0.00000000	2.77500031	1,000.00000000
F	90276RAQ1	1,000.00000000	0.00000000	2.77500000	0.00000000	0.00000000	0.00000000	0.00000000	2.77500000	1,000.00000000
G	90276RAS7	1,000.00000000	0.00000000	2.68202219	0.09297781	0.09297781	0.00000000	0.00000000	2.68202219	1,000.00000000
NR	90276RAU2	1,000.00000000	0.00000000	0.00000000	2.77500033	54.23206367	0.00000000	0.00000000	0.00000000	1,000.00000000
Z	90276RAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276RAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276RBF4	948.01833141	0.00000000	0.82036539	0.00000000	0.00000000	0.00000000	0.00000000	0.82036539	946.76473587
X-B	90276RBG2	1,000.00000000	0.00000000	0.32887303	0.00000000	0.00000000	0.00000000	0.00000000	0.32887303	1,000.00000000
X-D	90276RAA6	1,000.00000000	0.00000000	1.28805274	0.00000000	0.00000000	0.00000000	0.00000000	1.28805274	1,000.00000000
X-E	90276RAC2	1,000.00000000	0.00000000	0.92971956	0.00000000	0.00000000	0.00000000	0.00000000	0.92971956	1,000.00000000
X-F	90276RAE8	1,000.00000000	0.00000000	0.92971896	0.00000000	0.00000000	0.00000000	0.00000000	0.92971896	1,000.00000000
X-G	90276RAG3	1,000.00000000	0.00000000	0.92971943	0.00000000	0.00000000	0.00000000	0.00000000	0.92971943	1,000.00000000
X-NR	90276RAJ7	1,000.00000000	0.00000000	0.92971967	0.00000000	0.00000000	0.00000000	0.00000000	0.92971967	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	155,558.77	0.00	155,558.77	0.00	0.00	0.00	155,558.77	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	114,278.51	0.00	114,278.51	0.00	0.00	0.00	114,278.51	0.00
A-3	09/01/21 - 09/30/21	30	0.00	544,725.52	0.00	544,725.52	0.00	0.00	0.00	544,725.52	0.00
A-4	09/01/21 - 09/30/21	30	0.00	727,386.45	0.00	727,386.45	0.00	0.00	0.00	727,386.45	0.00
X-A	09/01/21 - 09/30/21	30	0.00	469,935.65	0.00	469,935.65	0.00	0.00	0.00	469,935.65	0.00
X-B	09/01/21 - 09/30/21	30	0.00	49,116.20	0.00	49,116.20	0.00	0.00	0.00	49,116.20	0.00
X-D	09/01/21 - 09/30/21	30	0.00	48,750.22	0.00	48,750.22	0.00	0.00	0.00	48,750.22	0.00
X-E	09/01/21 - 09/30/21	30	0.00	15,216.72	0.00	15,216.72	0.00	0.00	0.00	15,216.72	0.00
X-F	09/01/21 - 09/30/21	30	0.00	7,608.82	0.00	7,608.82	0.00	0.00	0.00	7,608.82	0.00
X-G	09/01/21 - 09/30/21	30	0.00	19,020.20	0.00	19,020.20	0.00	0.00	0.00	19,020.20	0.00
X-NR	09/01/21 - 09/30/21	30	0.00	12,363.93	0.00	12,363.93	0.00	0.00	0.00	12,363.93	0.00
A-S	09/01/21 - 09/30/21	30	0.00	274,676.78	0.00	274,676.78	0.00	0.00	0.00	274,676.78	0.00
B	09/01/21 - 09/30/21	30	0.00	112,019.11	0.00	112,019.11	0.00	0.00	0.00	112,019.11	0.00
C	09/01/21 - 09/30/21	30	0.00	117,476.66	0.00	117,476.66	0.00	0.00	0.00	117,476.66	0.00
D	09/01/21 - 09/30/21	30	0.00	91,466.00	0.00	91,466.00	0.00	0.00	0.00	91,466.00	0.00
E	09/01/21 - 09/30/21	30	0.00	45,418.43	0.00	45,418.43	0.00	0.00	0.00	45,418.43	0.00
F	09/01/21 - 09/30/21	30	0.00	22,710.60	0.00	22,710.60	0.00	0.00	0.00	22,710.60	0.00
G	09/01/21 - 09/30/21	30	0.00	56,770.95	0.00	56,770.95	1,902.14	0.00	0.00	54,868.81	1,902.14
NR	09/01/21 - 09/30/21	30	682,411.00	36,903.50	0.00	36,903.50	36,903.50	0.00	0.00	0.00	721,208.19
Totals			682,411.00	2,921,403.02	0.00	2,921,403.02	38,805.64	0.00	0.00	2,882,597.38	723,110.33

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 29

Additional Information
Total Available Distribution Amount (1)	3,600,703.29
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,933,178.02	Master Servicing Fee	4,710.93
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,131.37
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	328.57
ARD Interest	0.00	Operating Advisor Fee	1,117.13
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	197.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,933,178.02	Total Fees	11,775.14

Principal		Expenses/Reimbursements
Scheduled Principal	718,105.91	Reimbursement for Interest on Advances	1,495.93
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	36,212.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,097.04
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	718,105.91	Total Expenses/Reimbursements	38,805.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,882,597.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	718,105.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,600,703.29
Total Funds Collected	3,651,283.93	Total Funds Distributed	3,651,284.07

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	788,562,534.20	788,562,534.20	Beginning Certificate Balance	788,562,533.91
(-) Scheduled Principal Collections	718,105.91	718,105.91	(-) Principal Distributions	718,105.91
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	787,844,428.29	787,844,428.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	790,295,147.50	790,295,147.50	Ending Certificate Balance	787,844,428.00
Ending Actual Collateral Balance	789,626,073.46	789,626,073.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.29)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.29)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	8	28,754,966.03	3.65%	58	4.1397	2.456407	1.40 or less	20	307,557,428.39	39.04%	68	4.7060	0.499261
5,000,001 to 10,000,000	16	112,621,389.99	14.29%	70	4.5899	1.788839	1.41 to 1.50	4	74,213,125.80	9.42%	71	4.7751	1.458946
10,000,001 to 15,000,000	13	170,670,461.59	21.66%	62	4.4870	1.408200	1.51 to 1.60	3	41,096,186.78	5.22%	70	4.3814	1.575194
15,000,001 to 20,000,000	7	121,131,460.22	15.38%	61	4.4504	1.497370	1.61 to 1.70	6	57,965,890.61	7.36%	71	4.9500	1.662786
20,000,001 to 25,000,000	6	142,365,721.31	18.07%	71	4.5059	2.120023	1.71 to 1.80	2	25,355,941.08	3.22%	71	4.5125	1.734587
25,000,001 to 30,000,000	3	83,638,927.40	10.62%	70	4.3561	1.077681	1.81 to 1.90	3	26,847,186.40	3.41%	70	4.8862	1.892656
30,000,001 to 35,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	4	52,675,916.42	6.69%	71	4.4777	1.951494
35,000,001 to 40,000,000	1	37,263,781.04	4.73%	70	4.8100	0.213100	2.01 to 2.25	1	13,250,000.00	1.68%	71	4.3600	2.168500
40,000,001 or greater	2	91,397,720.71	11.60%	70	4.2734	2.488569	2.26 to 2.50	2	13,590,075.68	1.72%	70	4.0629	2.389658
Totals	56	787,844,428.29	100.00%	67	4.4634	1.676927	2.51 or greater	11	175,292,677.13	22.25%	56	3.7269	3.647694
							Totals	56	787,844,428.29	100.00%	67	4.4634	1.676927
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	2	4,544,351.22	0.58%	71	4.7500	1.840300
							Industrial	16	52,850,054.64	6.71%	71	4.4699	1.841735
California	8	106,445,191.39	13.51%	70	4.5550	0.358952
							Lodging	10	156,467,517.07	19.86%	66	4.7098	(0.024094)
Florida	20	64,059,846.82	8.13%	71	4.8814	0.982491
							Mixed Use	1	48,250,000.00	6.12%	70	4.7400	1.240700
Georgia	1	7,000,000.00	0.89%	71	4.0820	3.252200
							Multi-Family	26	129,950,196.75	16.49%	52	4.0434	2.235295
Hawaii	1	14,868,149.20	1.89%	71	4.6500	1.947700
							Office	13	197,923,128.68	25.12%	71	4.2396	2.253998
Illinois	8	82,119,226.61	10.42%	64	4.7628	0.696959
							Other	1	15,200,000.00	1.93%	72	5.3100	0.746900
Kentucky	2	18,786,869.03	2.38%	70	4.7564	1.947850
							Retail	23	187,203,531.16	23.76%	71	4.6438	2.242370
Maryland	3	6,283,344.51	0.80%	71	4.4900	1.734700
							Totals	90	787,844,428.29	100.00%	67	4.4634	1.676927
Michigan	13	20,844,723.43	2.65%	71	4.5647	1.699465

Missouri	1	16,903,393.08	2.15%	71	4.6100	(0.608400)

Nevada	1	3,710,106.34	0.47%	68	4.9600	1.277900

New Jersey	3	49,349,081.57	6.26%	70	4.5521	1.625303

New Mexico	1	13,250,000.00	1.68%	71	4.3600	2.168500

New York	9	169,515,950.02	21.52%	56	3.6990	2.990030

North Carolina	1	7,590,075.68	0.96%	71	4.3740	2.375000

Ohio	1	15,923,958.42	2.02%	71	4.4500	1.907500

Pennsylvania	6	42,841,460.83	5.44%	70	4.9469	1.319105

South Carolina	1	5,334,848.13	0.68%	67	5.0000	1.291800

Texas	5	76,205,568.38	9.67%	70	4.7362	1.300922

Utah	2	37,268,283.64	4.73%	70	4.5862	3.066375

Washington	1	25,000,000.00	3.17%	72	4.6200	3.371800

Totals	90	787,844,428.29	100.00%	67	4.4634	1.676927

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.5000% or less	3	40,000,000.00	5.08%	10	2.6200	3.836250	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5001% to 4.0000%	6	86,000,000.00	10.92%	69	3.7165	3.462809	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	15	189,027,985.57	23.99%	67	4.3106	1.181825	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	27	413,217,243.38	52.45%	71	4.7414	1.363002	37 months to 48 months	10	133,624,805.47	16.96%	72	4.7608	1.646875
	5.0001% or greater	5	59,599,199.34	7.56%	71	5.3356	1.397535	49 months or greater	46	654,219,622.82	83.04%	65	4.4027	1.683065
	Totals	56	787,844,428.29	100.00%	67	4.4634	1.676927	Totals	56	787,844,428.29	100.00%	67	4.4634	1.676927
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	50,800,000.00	6.45%	10	2.9228	2.497294	Interest Only	18	299,000,000.00	37.95%	60	4.0976	2.361938
	61 months or greater	52	737,044,428.29	93.55%	70	4.5696	1.620384	299 months or less	5	48,866,337.95	6.20%	71	4.7029	1.730582
	Totals	56	787,844,428.29	100.00%	67	4.4634	1.676927	300 months to 350 months	33	439,978,090.34	55.85%	70	4.6854	1.205448
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	787,844,428.29	100.00%	67	4.4634	1.676927
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		8	92,918,703.81	11.79%	57	4.0213	2.668452				None
	12 months or less	45	672,055,627.17	85.30%	69	4.5179	1.612099
	13 months to 24 months	3	22,870,097.31	2.90%	42	4.6582	(0.446501)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	787,844,428.29	100.00%	67	4.4634	1.676927
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453011579	OF	New York	NY	Actual/360	3.752%	134,892.13	0.00	0.00	N/A	08/09/27	--	43,147,720.71	43,147,720.71	10/09/21
1A	303161175	OF	New York	NY	Actual/360	3.752%	21,422.19	0.00	0.00	N/A	08/09/27	--	6,852,279.29	6,852,279.29	10/09/21
2	300571742	MU	Dallas	TX	Actual/360	4.740%	190,587.50	0.00	0.00	N/A	08/06/27	--	48,250,000.00	48,250,000.00	10/06/21
3	308901003	MF	New York	NY	Actual/360	2.620%	43,666.67	0.00	0.00	N/A	08/06/22	--	20,000,000.00	20,000,000.00	10/06/21
3A	308901103	MF	New York	NY	Actual/360	2.620%	32,750.00	0.00	0.00	N/A	08/06/22	--	15,000,000.00	15,000,000.00	10/06/21
3B	308901113	MF	New York	NY	Actual/360	2.620%	10,916.67	0.00	0.00	N/A	08/06/22	--	5,000,000.00	5,000,000.00	10/06/21
4	308901004	RT	South Jordan	UT	Actual/360	4.586%	89,168.96	38,786.03	0.00	N/A	08/06/27	--	23,331,463.16	23,292,677.13	10/06/21
4A	308901104	RT	South Jordan	UT	Actual/360	4.586%	53,501.38	23,271.61	0.00	N/A	08/06/27	--	13,998,878.12	13,975,606.51	10/06/21
5	303161159	LO	Brea	CA	Actual/360	4.810%	149,576.91	52,704.56	0.00	N/A	08/01/27	--	37,316,485.60	37,263,781.04	07/01/20
6	307771017	OF	New York	NY	Actual/360	3.669%	18,347.00	0.00	0.00	N/A	06/01/27	--	6,000,000.00	6,000,000.00	10/01/21
6A	308901006	OF	New York	NY	Actual/360	3.669%	76,445.83	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	10/01/21
7	300571727	LO	Irvine	CA	Actual/360	4.380%	103,792.36	49,079.19	0.00	N/A	07/06/27	--	28,436,263.96	28,387,184.77	10/06/21
8	308901008	MF	East Orange	NJ	Actual/360	4.510%	111,973.81	41,731.93	0.00	N/A	08/01/27	--	29,793,474.56	29,751,742.63	10/01/21
9	308901009	MF	Philadelphia	PA	Actual/360	5.000%	58,333.33	0.00	0.00	N/A	09/06/27	--	14,000,000.00	14,000,000.00	10/06/21
9A	308901109	MF	Philadelphia	PA	Actual/360	5.000%	58,333.33	0.00	0.00	N/A	09/06/27	--	14,000,000.00	14,000,000.00	10/06/21
10	28001132	OF	New York	NY	Actual/360	4.150%	88,187.50	0.00	0.00	N/A	09/06/27	--	25,500,000.00	25,500,000.00	10/06/21
11	28001135	LO	Orlando	FL	Actual/360	4.748%	98,267.60	34,200.21	0.00	N/A	09/06/27	--	24,835,956.90	24,801,756.69	09/06/20
12	308901012	RT	Puyallup	WA	Actual/360	4.620%	96,250.00	0.00	0.00	N/A	10/06/27	--	25,000,000.00	25,000,000.00	10/06/21
13	303161178	OF	New York	NY	Actual/360	5.000%	96,047.60	35,473.70	0.00	N/A	10/01/27	--	23,051,423.72	23,015,950.02	10/01/21
14	303161179	OF	Rolling Meadows	IL	Actual/360	4.450%	78,954.61	35,792.52	0.00	N/A	10/01/27	--	21,291,129.99	21,255,337.47	10/01/21
15	28001059	OF	Jacksonville	FL	Actual/360	5.020%	83,666.67	0.00	0.00	09/06/27	10/06/31	--	20,000,000.00	20,000,000.00	10/06/21
16	28001111	IN	Hamilton Township	NJ	Actual/360	4.595%	66,177.07	27,069.83	0.00	N/A	07/06/27	--	17,282,367.87	17,255,298.04	10/06/21
17	308901017	LO	St Louis	MO	Actual/360	4.610%	65,034.68	25,372.93	0.00	N/A	09/01/27	--	16,928,766.01	16,903,393.08	08/01/20
18	300571755	RT	San Antonio	TX	Actual/360	4.890%	64,673.56	22,000.91	0.00	N/A	09/06/27	--	15,870,811.59	15,848,810.68	10/06/21
19	28201137	RT	Macedonia	OH	Actual/360	4.450%	59,134.66	22,467.78	0.00	N/A	09/06/27	--	15,946,426.20	15,923,958.42	10/06/21
20	300571758	98	Chicago	IL	Actual/360	5.310%	67,260.00	0.00	0.00	N/A	10/06/27	--	15,200,000.00	15,200,000.00	10/06/21
21	308901021	RT	Kailua Kona	HI	Actual/360	4.650%	57,692.55	20,251.11	0.00	N/A	09/06/27	--	14,888,400.31	14,868,149.20	10/06/21
22	308901022	IN	Troy	MI	Actual/360	4.530%	53,932.08	21,067.16	0.00	N/A	09/01/27	--	14,286,644.26	14,265,577.10	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	308901023	LO	Berkeley	CA	Actual/360	4.820%	54,020.12	18,287.68	0.00	N/A	09/06/27	--	13,448,992.20	13,430,704.52	10/06/21
24	303161177	IN	Bowling Green	KY	Actual/360	4.080%	42,292.21	30,894.10	0.00	N/A	10/01/27	--	12,438,886.37	12,407,992.27	10/01/21
25	308901025	MF	Santa Fe	NM	Actual/360	4.360%	48,141.67	0.00	0.00	N/A	09/01/27	--	13,250,000.00	13,250,000.00	10/01/21
26	28001146	RT	Various	IL	Actual/360	5.450%	55,406.08	17,435.27	0.00	N/A	10/06/27	--	12,199,503.28	12,182,068.01	12/06/20
27	308901027	MF	Various	Various	Actual/360	4.490%	41,566.26	18,658.61	0.00	N/A	09/01/27	--	11,109,022.59	11,090,363.98	10/01/21
28	308901028	RT	Sarasota	FL	Actual/360	4.881%	46,369.50	0.00	0.00	N/A	08/06/27	--	11,400,000.00	11,400,000.00	09/06/21
29	308901029	LO	Chicago	IL	Actual/360	4.044%	36,396.90	0.00	0.00	N/A	08/05/22	--	10,800,000.00	10,800,000.00	07/05/20
30	308901030	OF	Chicago	IL	Actual/360	4.180%	32,317.95	14,515.70	0.00	N/A	09/01/27	--	9,277,880.84	9,263,365.14	10/01/21
31	28001140	RT	Cypress	CA	Actual/360	4.376%	30,039.56	12,404.70	0.00	N/A	10/06/27	--	8,237,538.07	8,225,133.37	10/06/21
32	308901032	Various McAllen		TX	Actual/360	4.521%	30,726.98	11,684.50	0.00	N/A	09/06/27	--	8,156,161.41	8,144,476.91	10/06/21
33	308901033	MF	Various	FL	Actual/360	4.950%	32,456.88	10,244.72	0.00	N/A	07/01/27	--	7,868,334.85	7,858,090.13	10/01/21
34	28001129	RT	Indian Trail	NC	Actual/360	4.374%	27,710.40	12,227.70	0.00	N/A	09/06/27	--	7,602,303.38	7,590,075.68	10/06/21
35	300571728	LO	Costa Mesa	CA	Actual/360	4.380%	26,796.07	12,670.77	0.00	N/A	07/06/27	--	7,341,388.28	7,328,717.51	10/06/21
36	308901036	RT	East Saint Louis	IL	Actual/360	5.000%	29,990.37	11,076.48	0.00	N/A	10/06/27	--	7,197,689.73	7,186,613.25	10/06/21
38	308901038	OF	Laguna Hills	CA	Actual/360	4.430%	25,181.50	11,503.52	0.00	N/A	10/01/27	--	6,821,173.70	6,809,670.18	10/01/21
39	300571752	IN	Grand Blanc	MI	Actual/360	4.640%	25,498.82	15,377.31	0.00	N/A	09/06/27	--	6,594,523.64	6,579,146.33	10/06/21
40	28001130	RT	Lithia Springs	GA	Actual/360	4.082%	23,811.67	0.00	0.00	N/A	09/06/27	--	7,000,000.00	7,000,000.00	10/06/21
41	308901041	LO	Erlanger	KY	Actual/360	6.072%	32,319.94	8,462.71	0.00	N/A	05/05/27	--	6,387,339.47	6,378,876.76	10/05/21
42	308901042	OF	Chicago	IL	Actual/360	4.990%	25,949.43	8,502.10	0.00	N/A	09/05/27	--	6,240,344.84	6,231,842.74	10/05/21
43	300571734	LO	Chambersburg	PA	Actual/360	5.440%	26,505.13	8,464.75	0.00	N/A	08/06/27	--	5,846,719.32	5,838,254.57	05/06/20
44	308901044	LO	Duncan	SC	Actual/360	5.000%	22,279.41	12,211.40	0.00	N/A	05/01/27	--	5,347,059.53	5,334,848.13	10/01/21
45	308901045	RT	Torrance	CA	Actual/360	3.658%	12,469.79	0.00	0.00	N/A	06/01/27	--	4,091,250.00	4,091,250.00	10/01/21
45A	308901145	RT	Torrance	CA	Actual/360	3.658%	2,769.79	0.00	0.00	N/A	06/01/27	--	908,750.00	908,750.00	10/01/21
46	308901046	RT	Various	AZ	Actual/360	4.750%	18,029.53	10,476.34	0.00	N/A	09/06/27	--	4,554,827.56	4,544,351.22	10/06/21
47	308901047	RT	Ephrata	PA	Actual/360	4.430%	15,518.51	7,472.45	0.00	N/A	12/01/26	--	4,203,659.23	4,196,186.78	10/01/21
48	28001125	OF	Houston	TX	Actual/360	4.518%	14,942.97	6,636.63	0.00	N/A	09/06/27	--	3,968,917.42	3,962,280.79	10/06/21
49	308901049	RT	Las Vegas	NV	Actual/360	4.960%	15,359.42	5,882.17	0.00	N/A	06/01/27	--	3,715,988.51	3,710,106.34	10/01/21
50	308901050	IN	Howell	NJ	Actual/360	4.770%	9,324.51	3,746.83	0.00	N/A	10/01/27	--	2,345,787.73	2,342,040.90	10/01/21
Totals							2,933,178.02	718,105.91	0.00				788,562,534.20	787,844,428.29
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	58,957,797.03	27,096,469.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,642,399.69	1,475,685.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	13,002,414.00	5,220,418.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,334,417.00	1,671,517.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1,009,189.00	310,458.25	01/01/21	03/31/21	09/13/21	0.00	0.00	201,791.69	3,031,831.59	346,983.53	0.00
6	108,976,856.50	51,252,673.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	761,066.17	540,478.91	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,763,749.75	1,346,016.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	289,790.69	0.00
9	0.00	1,476,434.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,002,513.00	1,357,942.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(109,787.92)	142,218.77	01/01/21	03/31/21	02/11/21	0.00	0.00	132,141.84	1,720,708.91	59,924.16	0.00
12	3,805,970.00	2,107,449.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,124,446.00	1,212,341.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,128,233.16	830,092.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,656,436.10	1,328,218.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,305,722.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	(432,049.00)	(97,297.25)	01/01/21	03/31/21	10/12/21	721,539.93	0.00	90,185.42	1,264,695.72	107,009.33	0.00
18	1,263,508.51	964,978.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	4,199,061.76	2,115,338.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	161,041.78	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,721,811.00	949,983.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,749,723.40	876,756.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	(1,978,462.00)	(1,001,929.00)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,725,636.46	913,051.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,178,154.41	660,269.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	12/11/20	0.00	0.00	72,681.23	727,895.34	0.00	0.00
27	1,226,749.39	320,300.94	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	886,795.80	452,510.41	01/01/21	06/30/21	--	0.00	0.00	46,322.00	46,322.00	0.00	0.00
29	21,909,262.00	(6,003,465.00)	01/01/20	09/30/20	06/11/21	0.00	0.00	36,255.15	553,760.61	0.00	0.00
30	896,695.16	466,125.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	546,325.67	119,117.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	974,134.67	260,893.67	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	2,735,259.00	01/01/21	03/31/21	--	0.00	0.00	0.03	0.03	0.00	0.00
34	1,023,174.00	620,298.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	362,662.12	230,365.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	901,522.38	473,126.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	673,054.00	309,521.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	869,810.00	872,907.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	770,225.56	517,274.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	746,187.02	1,012,596.35	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	615,055.00	298,793.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	647,338.00	0.00	--	--	07/12/21	0.00	0.00	34,893.14	594,062.82	14,618.91	0.00
44	399,812.59	594,414.50	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	56,374,602.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	657,766.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	512,674.54	235,434.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	495,633.65	203,472.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	295,954.44	175,304.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	305,538.70	139,254.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	313,879,781.03	106,944,111.10				721,539.93	0.00	614,270.50	7,939,277.02	818,326.62	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	6	107,789,253.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463414%	4.399914%	67
09/17/21	0	0.00	0	0.00	6	107,927,431.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463582%	4.400076%	68
08/17/21	0	0.00	0	0.00	7	123,251,926.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463732%	4.395405%	69
07/16/21	0	0.00	0	0.00	7	123,375,901.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463882%	4.395552%	70
06/17/21	0	0.00	1	13,499,845.48	7	123,512,514.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.464047%	4.395715%	71
05/17/21	1	13,516,054.15	0	0.00	7	123,635,399.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.464194%	4.393243%	72
04/16/21	1	8,295,914.98	0	0.00	7	123,770,962.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.464358%	4.393403%	73
03/17/21	1	8,307,056.41	0	0.00	7	123,892,767.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.464503%	4.393545%	74
02/18/21	1	8,321,179.07	1	15,200,000.00	6	108,853,750.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.464699%	4.396357%	75
01/15/21	3	36,332,225.65	0	0.00	8	132,119,998.36	0	0.00	0	0.00	1	7,945,625.83	0	0.00	0	0.00	4.464842%	4.396498%	76
12/17/20	3	36,343,230.76	3	52,670,584.08	5	79,578,327.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.464985%	4.396639%	77
11/18/20	4	68,357,822.22	1	17,168,726.50	5	74,865,107.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.465143%	4.396795%	78
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	303161159	07/01/20	14	6	201,791.69	3,031,831.59	431,122.17	37,998,382.74	07/16/20	13
11	28001135	09/06/20	12	6	132,141.84	1,720,708.91	68,724.16	25,219,757.50	05/27/20	13
17	308901017	08/01/20	13	6	90,185.42	1,264,695.72	114,909.33	17,237,144.68	05/29/20	13
26	28001146	12/06/20	9	6	72,681.23	727,895.34	0.00	12,345,688.55	02/01/18	13
28	308901028	09/06/21	0	B	46,322.00	46,322.00	0.00	11,400,000.00
29	308901029	07/05/20	14	6	36,255.15	553,760.61	0.00	10,800,000.00	06/23/20	13
43	300571734	05/06/20	16	6	34,893.14	594,062.82	38,144.91	5,970,184.27	05/08/20	2
Totals					614,270.47	7,939,276.99	652,900.57	120,971,157.74
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		50,800,000	40,000,000	10,800,000		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		737,044,428	640,055,175	96,989,253		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	787,844,428	680,055,175	0	0	107,789,253	0
Sep-21	788,562,534	680,635,103	0	0	107,927,431	0
Aug-21	789,218,611	665,966,685	0	0	123,251,926	0
Jul-21	789,872,075	666,496,173	0	0	123,375,901	0
Jun-21	790,582,361	653,570,001	0	13,499,845	123,512,514	0
May-21	791,230,390	654,078,937	13,516,054	0	123,635,400	0
Apr-21	791,935,438	659,868,561	8,295,915	0	123,770,962	0
Mar-21	792,578,076	660,378,253	8,307,056	0	123,892,767	0
Feb-21	793,397,518	661,022,588	8,321,179	15,200,000	108,853,751	0
Jan-21	794,034,326	625,582,102	36,332,226	0	132,119,998	0
Dec-20	794,668,597	626,076,454	36,343,231	52,670,584	79,578,328	0
Nov-20	795,360,383	634,968,726	68,357,822	17,168,727	74,865,107	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	303161159	37,263,781.04	37,998,382.74	55,400,000.00	08/20/21	129,363.00	0.21310	03/31/21	08/01/27	311
9	308901009	14,000,000.00	14,000,000.00	48,600,000.00	06/07/17	1,458,653.00	0.74420	06/30/21	09/06/27	I/O
9A	308901109	14,000,000.00	14,000,000.00		--	2,386,684.00	1.65000	--	09/06/27	I/O
11	28001135	24,801,756.69	25,219,757.50	33,500,000.00	01/01/21	(18,590.48)	(0.04670)	03/31/21	09/06/27	311
17	308901017	16,903,393.08	17,237,144.68	19,500,000.00	09/13/21	(165,023.50)	(0.60840)	03/31/21	09/01/27	311
26	28001146	12,182,068.01	12,345,688.55	17,900,000.00	06/16/21	1,374,507.29	1.44000	--	10/06/27	311
29	308901029	10,800,000.00	10,800,000.00	235,500,000.00	06/04/21	(6,003,465.00)	(2.46180)	09/30/20	08/05/22	I/O
33	308901033	7,858,090.13	7,858,090.16	175,230,000.00	--	2,193,759.00	1.61890	03/31/21	07/01/27	311
43	300571734	5,838,254.57	5,970,184.27	7,800,000.00	06/28/21	590,165.00	1.40630	12/31/19	08/06/27	309
Totals		143,647,343.52	145,429,247.90	593,430,000.00		1,946,052.31

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	303161159	LO	CA	07/16/20	13

Loan transferred to SS on 7/16/2020 due to monetary default stemming from the Covid-19 pandemic. Borrower has submitted a forbearance request which is being evaluated. Discussions with Borrower are ongoing via counsel. A review of records by Lender's desi gnated accountant is currently underway. A Notice of Default has been filed. Borrower and Lender are negotiating the terms of a settlement agreement and Lender is evaluating all options.

9	308901009	MF	PA	06/18/20	0

Loan transferred to Special Servicer on 6/18/2020 due to payment default. Property was impacted by COVID-19 with tenants not making rental payments, along with incurring significant capex costs related to HVAC and other repairs which were

	creating ca

9A	308901109	MF	PA	06/18/20	0

Loan transferred to Special Servicer on 6/18/2020 due to payment default. Property was impacted by COVID-19 with tenants not making rental payments, along with incurring significant capex costs related to HVAC and other repairs which were

	creating ca

11	28001135	LO	FL	05/27/20	13

The Loan transferred for Imminent Monetary Default as a result of the Covid-19 pandemic. The Borrower has signed the PNL and is cooperating with financial reporting. As of June 2021, the property's occupancy, ADR and RevPAR penetration

	are 82.3%, 84.4%, a nd 69.5%. The Special Servicer is circulating proposed settlement terms.

17	308901017	LO	MO	05/29/20	13
	Borrower and Special Servicer are working to document a forbearance.

26	28001146	RT	IL	02/01/18	13
	Virtual settlement conference occurred on 9/8/21 and discussions are ongoing.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
29	308901029	LO	IL	06/23/20	13
Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan has been accelerated and FC has been filed. Discussions with Borrower are ongoing.

33	308901033	MF	FL	08/21/20	9

10/04/2021: Loan transferred to Special Servicing on 7/23/2020 due to Imminent payment Default. Cash Trap sprung 6/11/2020. Forbearance/Modification closed 11/12/2020 which included 3 months of interest deferral and 12 months of principal & replacement reserve payment deferrals. Loan kept current through waterfall. Loan is part of 4 pari passu notes totaling $108 Million, secured by 14 Class B and C apartment projects in Central Florida. Limited Partner placed assets under contract and was formally approved to assume the loan. Assumption closed on 5/4/2021. All deferred items fully repaid at assumption closing. Borrower has now made three consecutive timely payments but remains in default for a condemnation matter and for not resolving all encumbrance matters by the due date. Borrower and Midland have reached an agreement on forbearance for the unresolved matters so the loan is in the process of being transferred back to the Master Servicer.

43	300571734	LO	PA	05/08/20	2

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower has failed to make payments on the Loan or set up cash management. Additionally, Borrower has entered into new franchise agreement withou t Lender consent. Special Servicer is pursuing the appointment of receiver and foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	308901021	15,116,000.00	4.65000%	15,116,000.00 4.65000%		10	07/01/20	06/06/20	09/11/20
29	308901029	10,800,000.00	4.04400%	10,800,000.00 4.04400%		10	05/11/20	05/12/20	05/12/20
33	308901033	0.00	4.95000%	0.00	4.95000%	10	11/10/20	11/12/20	--
44	308901044	5,496,886.73	5.00000%	5,496,886.73 5.00000%		10	07/30/20	07/01/20	09/11/20
Totals		31,412,886.73		31,412,886.73
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	7,774.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	2,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	1,458.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	5,174.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	672.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	952.30	0.00	0.00	0.00
26	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	2,250.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	424.44	0.00	0.00	0.00	543.63	0.00	0.00	0.00
33	0.00	0.00	1,639.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	36,212.67	0.00	1,097.04	0.00	0.00	0.00	1,495.93	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		38,805.64

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29